Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Significant Accounting Policies
Impairment of goodwill	¥ 35,212	$ 4,960	¥ 13,155	¥ 0
Goodwill	312,464		336,326		$ 44,010
Advertising expense	1,249,110		1,324,908	1,359,991
Income from government subsidies	¥ 92,895		72,883	41,256
Foreign Currency Exchange Rate Weighted Average Translation Rate	7.0999	7.0999
Amortization of Intangible Assets	¥ 83,799		73,824	¥ 70,414
Accounts receivable, net	¥ 2,184,729		¥ 2,292,678		$ 307,712
Shanghai Baozun E-commerce Limited
Significant Accounting Policies
Initial Term	20 years	20 years
VIE
Significant Accounting Policies
Contribution percentage in consolidated net revenues	6.22%	6.22%	6.81%	8.62%
Contribution percentage in consolidated total assets	2.72%		3.04%		2.72%
Variable Interest Entities Contribution Percentage Liabilities	0.95%		2.63%		0.95%
Accounts receivable, net	¥ 179,983		¥ 220,229
Land use right
Significant Accounting Policies
Intangible asset, useful life	44 years				44 years
Amortization of Intangible Assets	¥ 1,026		1,026	¥ 1,026
Useful years	38 years				38 years
RMB
Significant Accounting Policies
cash and cash equivalents, restricted cash and short-term investments	¥ 2,295,006		¥ 1,898,378